Equity Method Investment, Net (Details) - Schedule of Effective Interests to the Equity Method Investees - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Name of the limited partnerships
Capital Investments				¥ 33,154		¥ 84,566
Return of capital		¥ (45,553)		¥ (19,547)		(50,088)
Gefei Chengyun [Member]
Name of the limited partnerships
Effective interests to the equity method investees		20.00%		20.00%
Ningbo Meishan Jiushen Investment Limited Partnership (“Jiushen”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		12.00%		12.00%
Tibet Shiguan Business Management Limited Partnership (“Shiguan”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees			[1]	27.60%
Jiuchuan [Member]
Name of the limited partnerships
Effective interests to the equity method investees		10.00%		10.00%
Capital Investments
Return of capital						(2,800)
Ningbo Meishan Decheng Investment Limited Partnership (“Decheng”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees			[1]	2.00%
Longshutianye [Member]
Name of the limited partnerships
Effective interests to the equity method investees		26.00%		26.00%
Capital Investments
Return of capital		¥ (663)				(1,666)
Yiwu Longshu Qianli Investment Management Limited Partnership (“Longshuqianli”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees			[1]	16.00%
Jiuyi [Member]
Name of the limited partnerships
Effective interests to the equity method investees	[2]
Jiuzhen [Member]
Name of the limited partnerships
Effective interests to the equity method investees			[1]	20.00%
Capital Investments
Return of capital				¥ (414)		(1,826)
Yunde [Member]
Name of the limited partnerships
Effective interests to the equity method investees		20.00%		20.00%
Capital Investments						4,690
Return of capital						(6,862)
Deyan [Member]
Name of the limited partnerships
Effective interests to the equity method investees		20.00%		20.00%
Capital Investments
Return of capital		¥ (200)				(1,300)
Detong [Member]
Name of the limited partnerships
Effective interests to the equity method investees		40.00%		40.00%
Capital Investments
Return of capital						(48)
Derong [Member]
Name of the limited partnerships
Effective interests to the equity method investees		37.00%		37.00%
Capital Investments						20,000
Return of capital				¥ (1)
Jiushi [Member]
Name of the limited partnerships
Effective interests to the equity method investees		40.00%		40.00%
Capital Investments						500
Return of capital		¥ (32,650)				(31,371)
Ningbo Meishan Qixing Management Limited Partnership (“Qixing”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		15.70%		15.70%
Shanghai Ruokun Management Limited Partnership (“Ruokun”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees			[1]	20.00%
Deyu [Member]
Name of the limited partnerships
Effective interests to the equity method investees	[2]
Hangzhou Honggeng Investment Limited Partnership (“Honggeng”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees			[1]	20.00%
Jiaxinda
Name of the limited partnerships
Effective interests to the equity method investees		10.00%		10.00%
Capital Investments
Return of capital						(458)
Fangjin [Member]
Name of the limited partnerships
Effective interests to the equity method investees			[1]	49.00%
Capital Investments						490
Return of capital				¥ (234)
Muju [Member]
Name of the limited partnerships
Effective interests to the equity method investees			[1]	30.00%
Capital Investments				¥ 23,814		36,886
Return of capital				¥ (398)		(302)
Shenzhen Chenji Zhaozhao Technology Co., Ltd [Member]
Name of the limited partnerships
Effective interests to the equity method investees			[1]	30.00%	[3]
Shanghai Tinghaozhu Space Design Co., Ltd [Member]
Name of the limited partnerships
Effective interests to the equity method investees			[1]	40.00%	[3]
Jiushen [Member]
Name of the limited partnerships
Capital Investments				¥ 6,350		22,000
Return of capital		(9,850)		(18,500)		(3,455)
Chenji Zhaozhao [Member]
Name of the limited partnerships
Capital Investments				2,190
Return of capital		(2,190)
Tinghaozhu Space [Member]
Name of the limited partnerships
Capital Investments				800
Return of capital

[1]	During the year ended December 31, 2023, the Group fully disposed its equity interests in the Shiguan, Decheng, Longshuqianli, Jiuzhen, Ruokun, Honggeng, Fangjin, Muju, Tinghaozhu Space and Chenji Zhaozhao through company cancellation or share transference.
[2]	During the year ended December 31, 2021, the Group became the sole investor of Deyu and Jiuyi. Therefore, Deyu and Jiuyi become consolidated subsidiaries of the Group (see note 22).
[3]	During the year ended December 31, 2022, the Group invested the Chenji Zhaozhao and Tinghaozhu Space, both of which the Group does not have controlling financial interests over these investees, but has ability to exercise significant influence over their financial and operating polices accouting for 30% and 40% of their total equity, respectively.